Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE:
Voyage revenues	$ 43,211	$ 11,753	$ 15,623
Management & consulting fee income	170	0	0
Total Revenues	43,381	11,753	15,623
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(1,128)	(2,490)	(2,098)
Vessel operating expenses	(13,808)	(8,581)	(8,882)
Depreciation	(3,910)	(2,398)	(4,721)
Depreciation of dry-docking costs	(2,751)	(1,335)	(1,704)
Administrative expenses	(2,610)	(1,891)	(1,583)
Administrative expenses payable to related parties	(1,361)	(1,915)	(371)
Share-based payments	(40)	(40)	(40)
Impairment loss	0	(4,615)	(29,902)
Other income, net	171	89	29
Operating income/(loss)	17,944	(11,423)	(33,649)
Interest income	8	16	47
Interest expense and finance costs	(3,262)	(4,155)	(4,703)
Gain/(loss) on derivative financial instruments	181	(1,647)	1,950
Foreign exchange gains/(losses), net	79	(163)	4
TOTAL INCOME/(LOSS) FOR THE YEAR	14,950	(17,372)	(36,351)
Other Comprehensive Income	0	0	0
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR	$ 14,950	$ (17,372)	$ (36,351)
Earnings/(Loss) per share (U.S.$):
- Basic and Diluted income/(loss) per share for the year	$ 1.01	$ (18.11)	$ (873.36)